Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 6,146,596
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	193,387
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	211,679
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	251,844
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	304,317
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	338,681
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 4,846,688